Condensed Consolidated Balance Sheets - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Current Assets
Cash	$ 186,007	$ 176,236
Accounts receivable, net	6,011,750	6,188,992
Inventories	3,528,337	2,633,615
Prepayments and other current assets	6,825,994	7,452,317
Total current assets	16,557,642	16,451,160
Non-Current Assets
Property and equipment, net	120,785	119,125
Intangible assets, net	6,850	7,433
Right-of-use assets, net	117,526	86,441
Deferred tax assets	44,407	24,538
Deferred offering cost	1,058,003	986,206
Total non-current assets	1,347,571	1,223,743
Total Assets	17,905,213	17,674,903
Current Liabilities
Short-term loans	2,173,189	2,785,965
Accounts payable	2,433,012	2,127,623
Contract liability	459,408	512,859
Income tax payable	892,739	859,194
Other payables and accrued liabilities	932,469	867,249
Lease liabilities-current	97,190	47,895
Total current liabilities	7,725,195	7,350,542
Non-Current Liabilities
Lease liabilities-non current	6,776
Long-term loans	1,840,642	2,058,651
Total non-current liabilities	1,847,418	2,058,651
Total liabilities	9,572,613	9,409,193
COMMITMENTS AND CONTINGENCIES (NOTE 17)
Equity
Additional paid-in capital	1,712,492	1,712,492
Statutory surplus reserve	705,396	705,396
Retained earnings	5,972,806	5,806,881
Accumulated other comprehensive income	(529,822)	(421,542)
Total MaxsMaking Inc.’s Equity	8,010,872	7,953,227
Non-Controlling Interests	321,728	312,483
Total equity	8,332,600	8,265,710
Total Liabilities and Equity	17,905,213	17,674,903
Class A Ordinary Shares
Equity
Ordinary shares value	75,750	75,750
Class B Ordinary Shares
Equity
Ordinary shares value	74,250	74,250
Related Party
Current Assets
Due from related parties	5,554
Current Liabilities
Due to related parties	$ 737,188	$ 149,757